UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.6%

Security	Principal Amount		Value
Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15	EUR	2,776,000	$3,906,268

Total Albania			$3,906,268

Brazil — 0.7%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	18,082,107	$9,870,475

Total Brazil			$9,870,475

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636,000	$9,435,033
Republic of Cyprus, 3.75%, 11/1/15	EUR	1,290,000	1,388,114
Republic of Cyprus, 4.375%, 7/15/14	EUR	300,000	347,787
Republic of Cyprus, 4.625%, 2/3/20	EUR	2,225,000	2,197,855

Total Cyprus			$13,368,789

Georgia — 1.3%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000,000	$1,820,114
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	6,907,000	4,216,218
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	2,257,000	1,393,292
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,292,759
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,253,461
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,290,000	831,240
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,413,024
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	308,371
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	340,079
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	3,421,000	2,100,550
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,876,156

Total Georgia			$17,845,264

Germany — 1.4%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	9,800,000	$18,805,073

Total Germany			$18,805,073

Hungary — 1.5%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,951,603
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	8,405,505
Republic of Hungary, 4.375%, 7/4/17	EUR	4,209,000	5,712,698
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,910,527

Total Hungary			$19,980,333

Israel — 0.7%
State of Israel, 4.50%, 1/30/43	USD	10,057,000	$9,967,000

Total Israel			$9,967,000

Mexico — 4.6%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$19,053,180
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,901,980
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	12,984,343
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350,000	11,354,332

Total Mexico			$61,293,835

Mongolia — 0.2%
Mongolia Government International Bond, 4.125%, 1/5/18(2)	USD	2,370,000	$2,334,004

Total Mongolia			$2,334,004

Security	Principal Amount		Value
New Zealand — 4.0%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220,000	$8,505,542
New Zealand Government Bond, 5.50%, 4/15/23	NZD	3,690,000	3,568,005
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220,000	8,779,872
New Zealand Government Bond, 6.00%, 5/15/21	NZD	33,297,000	32,862,712

Total New Zealand			$53,716,131

Nigeria — 0.3%
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	422,331,000	$3,463,140

Total Nigeria			$3,463,140

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	2,906,000	$2,891,470

Total Paraguay			$2,891,470

Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000,000	$13,119,332
Republic of the Philippines, 8.75%, 3/3/13	PHP	205,250,000	5,078,420

Total Philippines			$18,197,752

Romania — 3.0%
Romania Government Bond, 5.75%, 1/27/16	RON	19,200,000	$5,989,289
Romania Government Bond, 5.80%, 10/26/15	RON	59,100,000	18,401,539
Romania Government Bond, 5.85%, 7/28/14	RON	16,230,000	5,044,517
Romania Government Bond, 5.90%, 7/26/17	RON	30,660,000	9,616,011
Romania Government Bond, 11.00%, 3/5/14	RON	2,980,000	974,139

Total Romania			$40,025,495

Russia — 1.8%
Russia Government Bond, 6.88%, 7/15/15	RUB	95,130,000	$3,237,881
Russia Government Bond, 7.00%, 6/3/15	RUB	95,130,000	3,249,467
Russia Government Bond, 7.10%, 3/13/14	RUB	367,680,000	12,440,526
Russia Government Bond, 8.10%, 11/26/14	RUB	44,020,000	1,527,385
Russia Government Bond, 12.00%, 8/20/14	RUB	119,310,000	4,347,111

Total Russia			$24,802,370

Serbia — 6.5%
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	$15,947,471
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,849,810
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,987,266
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	8,506,190
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	15,054,586
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000,000	8,811,896
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500,000	2,294,400
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,161,980
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	3,446,919
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000,000	10,750,521
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	1,149,970
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	1,638,520
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680,000	3,532,357
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870,000	7,977,111

Total Serbia			$87,108,997

Slovenia — 0.9%
Republic of Slovenia, 4.375%, 1/18/21(3)	EUR	2,887,000	$3,788,064
Republic of Slovenia, 5.50%, 10/26/22(2)	USD	7,967,000	8,275,721

Total Slovenia			$12,063,785

Sri Lanka — 0.0%(4)
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940,000	$465,924

Total Sri Lanka			$465,924

Security	Principal Amount		Value
Turkey — 7.8%
Turkey Government Bond, 0.00%, 5/15/13	TRY	5,000,000	$2,803,497
Turkey Government Bond, 0.00%, 7/17/13	TRY	92,500,000	51,347,690
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	63,996,419	42,318,598
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	13,049,556	9,026,175

Total Turkey			$105,495,960

Total Foreign Government Bonds (identified cost $474,208,924)			$505,602,065

Collateralized Mortgage Obligations — 2.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(5)	$12,159,106	$1,895,557
Series 2770, (Interest Only), Class SH, 6.894%, 3/15/34(5)(6)	6,956,326	1,238,424
Series 2877, (Interest Only), Class WS, 6.394%, 10/15/34(5)(6)	10,441,004	542,392
Series 3572, (Interest Only), Class JS, 6.594%, 9/15/39(5)(6)	12,224,553	2,231,186
Series 3586, (Interest Only), Class GS, 6.044%, 10/15/39(5)(6)	15,463,611	2,074,043
Series 3871, (Interest Only), Class MS, 6.994%, 6/15/41(5)(6)	8,565,861	1,603,820

		$9,585,422

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.296%, 10/25/35(5)(6)(7)	$20,683,693	$3,375,357
Series 2006-56, (Interest Only), Class CS, 7.006%, 7/25/36(5)(6)	9,519,930	1,811,578
Series 2006-72, (Interest Only), Class GI, 6.376%, 8/25/36(5)(6)(7)	34,418,493	5,257,839
Series 2006-96, (Interest Only), Class SM, 7.046%, 10/25/36(5)(6)(7)	21,342,833	4,053,875
Series 2007-36, (Interest Only), Class SG, 6.396%, 4/25/37(5)(6)	14,904,763	2,538,424
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(5)(7)	21,740,307	3,666,066
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(5)	11,263,439	1,075,095
Series 2010-109, (Interest Only), Class PS, 6.396%, 10/25/40(5)(6)	21,072,996	3,013,429
Series 2010-147, (Interest Only), Class KS, 5.746%, 1/25/41(5)(6)	14,827,261	2,190,865

		$26,982,528

Total Collateralized Mortgage Obligations (identified cost $35,452,516)		$36,567,950

Mortgage Pass-Throughs — 0.5%
Security	Principal Amount	Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038(7)	$5,949,253	$6,663,991

Total Mortgage Pass-Throughs (identified cost $6,724,717)		$6,663,991

Common Stocks — 1.6%
Security	Shares	Value
France — 0.3%
Sanofi	17,827	$1,737,886
Total SA	30,930	1,676,169

Total France		$3,414,055

Germany — 1.0%
Deutsche EuroShop AG	103,844	$4,420,929
Deutsche Wohnen AG	225,213	4,335,922
GSW Immobilien AG	103,870	4,432,275

Total Germany		$13,189,126

Luxembourg — 0.3%
GAGFAH SA(8)	353,891	$4,330,690

Total Luxembourg		$4,330,690

Total Common Stocks (identified cost $17,402,978)		$20,933,871

Precious Metals — 2.2%
Description	Troy Ounces	Value
Platinum(8)	17,693	$29,706,594

Total Precious Metals (identified cost $31,063,099)		$29,706,594

Currency Call Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	$307,121
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	349,657
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	123,150
Indian Rupee	Bank of America	INR	1,131,103	INR	52.00	5/6/13	135,226
Indian Rupee	Bank of America	INR	1,127,500	INR	55.00	7/1/13	638,408
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	354,340
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	588,303
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	135,416
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	349,657
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	56,797
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	335,609
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	65,895
Indian Rupee	Goldman Sachs International	INR	940,500	INR	55.00	7/1/13	532,526
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	222,438
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	376,858
Indian Rupee	HSBC Bank USA	INR	1,107,700	INR	53.00	7/3/13	279,414
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	237,969
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	238,048
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	268,097
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	108,147
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	159,092

Total Currency Call Options Purchased (identified cost $4,270,672)							$5,862,168

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	$200,256
South Korean Won	Deutsche Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	226,957
South Korean Won	Deutsche Bank	KRW	20,482,560	KRW	1,120.00	6/18/13	249,758
South Korean Won	Goldman Sachs International	KRW	18,803,680	KRW	1,120.00	6/18/13	229,286
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	173,555
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	243,585
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	2,854
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	2,700
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	3,051
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	2,556

Total Currency Put Options Purchased (identified cost $1,726,949)							$1,334,558

Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$332,856

Total Interest Rate Swaptions (identified cost $1,495,200)				$332,856

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	421	$95.00	8/12/13	$1,048,290

Total Put Options Purchased (identified cost $2,980,680)					$1,048,290

Short-Term Investments — 63.6%

Foreign Government Securities — 33.8%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.9%
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	$1,320,398
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,694,533
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,321,988
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,993,655
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,701,688

Total Croatia			$12,032,262

Georgia — 0.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	$1,939,419
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,613,016
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,811	2,287,168
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	2,715,566

Total Georgia			$8,555,169

Security	Principal Amount (000’s omitted)		Value
Malaysia — 8.0%
Bank Negara Monetary Note, 0.00%, 2/7/13	MYR	32,258	$10,377,416
Bank Negara Monetary Note, 0.00%, 2/19/13	MYR	36,786	11,822,696
Bank Negara Monetary Note, 0.00%, 2/26/13	MYR	111,801	35,911,123
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	12,949	4,158,613
Bank Negara Monetary Note, 0.00%, 3/28/13	MYR	16,239	5,203,629
Bank Negara Monetary Note, 0.00%, 4/23/13	MYR	18,055	5,773,350
Bank Negara Monetary Note, 0.00%, 4/30/13	MYR	80,883	25,848,990
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	29,060	9,285,585

Total Malaysia			$108,381,402

Mexico — 2.2%
Mexico Cetes, 0.00%, 2/7/13	MXN	373,241	$29,347,969

Total Mexico			$29,347,969

Nigeria — 8.4%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	745,500	$4,734,180
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	9,953,159
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	1,318,730	8,304,820
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	767,200	4,800,651
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	2,274,300	14,193,210
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	586,000	3,646,808
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	426,900	2,645,939
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,008,800	6,228,112
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	2,011,201
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	49,582,498
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	694,200	4,102,939
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,723,375

Total Nigeria			$112,926,892

Philippines — 2.8%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	157,180	$3,863,244
Philippine Treasury Bill, 0.00%, 2/13/13	PHP	176,510	4,338,194
Philippine Treasury Bill, 0.00%, 2/20/13	PHP	22,020	541,180
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	60,040	1,475,481
Philippine Treasury Bill, 0.00%, 4/10/13	PHP	26,560	652,630
Philippine Treasury Bill, 0.00%, 4/17/13	PHP	42,690	1,048,955
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	150,670	3,702,155
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	182,440	4,482,122
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	14,210	348,978
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	127,110	3,120,094
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	98,690	2,421,755
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	255,780	6,274,821
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	3,157,418
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	75,260	1,842,534

Total Philippines			$37,269,561

Romania — 0.9%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,528,609

Total Romania			$12,528,609

Serbia — 3.7%
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	$24,891,816
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,705,384
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	2,272,874
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	6,098,497
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	339,151
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	2,260,312
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	10,600,459

Total Serbia			$49,168,493

Security	Principal Amount (000’s omitted)		Value
Singapore — 0.2%
Singapore Treasury Bill, 0.00%, 4/4/13	SGD	2,990	$2,414,934

Total Singapore			$2,414,934

South Korea — 1.9%
Korea Monetary Stabilization Bond, 0.00%, 2/5/13	KRW	4,865,430	$4,466,766
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	1,952,690	1,789,007
Korea Monetary Stabilization Bond, 0.00%, 3/12/13	KRW	1,603,770	1,468,579
Korea Monetary Stabilization Bond, 0.00%, 3/19/13	KRW	6,330,480	5,793,506
Korea Monetary Stabilization Bond, 0.00%, 4/9/13	KRW	5,505,180	5,030,767
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	2,792,140	2,549,907
Korea Monetary Stabilization Bond, 0.00%, 4/30/13	KRW	4,879,700	4,452,116

Total South Korea			$25,550,648

Sri Lanka — 4.2%
Sri Lanka Treasury Bill, 0.00%, 2/8/13	LKR	1,400,000	$11,072,125
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	1,993,810	15,513,373
Sri Lanka Treasury Bill, 0.00%, 7/5/13	LKR	743,700	5,652,040
Sri Lanka Treasury Bill, 0.00%, 7/12/13	LKR	3,065,110	23,248,046
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	1,218,077

Total Sri Lanka			$56,703,661

Total Foreign Government Securities (identified cost $449,263,553)			$454,879,600

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(7)		$16,000	$15,999,920

Total U.S. Treasury Obligations (identified cost $15,999,843)			$15,999,920

Repurchase Agreements — 10.7%
Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,787,628, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,482,950.	EUR	4,788	$6,501,151
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,571,489, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,910,723.	EUR	6,572	8,923,468
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,274,559, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,852,394.	EUR	7,275	9,878,171
Barclays Bank PLC:
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 29,360,999, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $39,938,341.	EUR	29,361	39,866,623

Description	Principal Amount (000’s omitted)		Value
Citibank PLC:
Dated 1/31/13 with a maturity date of 2/12/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 14,648,472, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $19,916,536.	EUR	14,649	$19,890,018
Nomura International PLC:
Dated 1/28/13 with a maturity date of 2/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 4,182,779, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,680,665.	EUR	4,183	5,679,491
Dated 1/28/13 with a maturity date of 2/7/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 17,231,371, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,405,234.	EUR	17,232	23,396,999
Dated 1/31/13 with a maturity date of 2/12/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 22,665,054, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $30,709,586.	EUR	22,665	30,774,930

Total Repurchase Agreements (identified cost $144,231,181)			$144,910,851

Other — 17.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)		$241,029	$241,029,116

Total Other (identified cost $241,029,116)			$241,029,116

Total Short-Term Investments (identified cost $850,523,693)			$856,819,487

Total Investments — 108.8% (identified cost $1,425,849,428)			$1,464,871,830

Currency Call Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(483,691)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(459,815)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(247,210)
Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	(591,607)
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	(501,961)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(376,858)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(501,961)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(230,329)

Total Currency Call Options Written (premiums received $5,791,622)							$(3,393,432)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	666,250	INR	65.00	7/1/13	$(10,234)
Indian Rupee	Goldman Sachs International	INR	555,750	INR	65.00	7/1/13	(8,536)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(14,007)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(11,930)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(7,975)
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	(200,256)
South Korean Won	Citibank NA	KRW	18,803,680	KRW	1,120.00	6/18/13	(229,286)
South Korean Won	Citibank NA	KRW	20,482,560	KRW	1,120.00	6/18/13	(249,758)
South Korean Won	JPMorgan Chase Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	(226,957)
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	(173,555)
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	(243,585)

Total Currency Put Options Written (premiums received $2,555,531)							$(1,376,079)

Other Assets, Less Liabilities — (8.4)%							$(113,418,128)

Net Assets — 100.0%							$1,346,684,191

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CNH	-	Yuan Offshore Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $13,501,195 or 1.0% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $3,788,064 or 0.3% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(8)	Non-income producing.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $41,525.

Securities Sold Short — (11.8)%

Foreign Government Bonds — (10.6)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.7)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(23,140,524)

Total Belgium			$(23,140,524)

France — (6.7)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(19,740,618)
Government of France, 4.00%, 10/25/38	EUR	(44,492)	(69,992,507)

Total France			$(89,733,125)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,553,352)

Total Spain			$(5,553,352)

Supranational — (1.8)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,473,321)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,573,094)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,644,458)

Total Supranational			$(24,690,873)

Total Foreign Government Bonds (proceeds $129,025,937)			$(143,117,874)

Common Stocks — (1.2)%

Security	Shares		Value
China — (1.2)%
Agricultural Bank of China, Ltd., Class H		(7,105,000)	$(3,859,901)
Bank of China, Ltd., Class H		(7,858,000)	(3,881,887)
China Construction Bank Corp., Class H		(4,367,000)	(3,767,108)
Industrial & Commercial Bank of China, Ltd., Class H		(5,211,000)	(3,924,453)

Total China			$(15,433,349)

Total Common Stocks (proceeds $11,006,171)			$(15,433,349)

Total Securities Sold Short (proceeds $140,032,108)			$(158,551,223)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $52,491,625 or 3.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
4/26/13	Gold 8,388 Troy Ounces	United States Dollar 14,130,020	Citibank NA	$165,584
4/26/13	Gold 3,113 Troy Ounces	United States Dollar 5,248,216	Merrill Lynch International	61,453

				$227,037

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 4,455,400,000	Euro 15,019,046	JPMorgan Chase Bank	$(287,550)
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	(28,470)
2/7/13	Mexican Peso 233,050,000	United States Dollar 18,379,752	BNP Paribas SA	54,213
2/12/13	Japanese Yen 4,325,000,000	United States Dollar 49,298,986	Goldman Sachs International	2,000,351
2/12/13	Japanese Yen 2,544,195,000	United States Dollar 28,036,906	Goldman Sachs International	213,334
2/12/13	Japanese Yen 381,100,000	United States Dollar 4,297,014	Goldman Sachs International	129,266
2/14/13	Australian Dollar 46,872,000	United States Dollar 49,227,318	Goldman Sachs International	386,428
2/14/13	Serbian Dinar 1,529,832,000	Euro 13,591,258	Deutsche Bank	(154,711)
2/20/13	Euro 77,407,264	United States Dollar 100,179,629	Australia and New Zealand Banking Group Limited	(4,933,754)
2/20/13	Euro 33,744,056	United States Dollar 43,441,951	Bank of America	(2,380,001)
2/20/13	Euro 8,417,000	United States Dollar 10,734,705	Citibank NA	(694,963)
2/20/13	Euro 56,781,340	United States Dollar 73,491,866	Goldman Sachs International	(3,613,026)
2/22/13	New Taiwan Dollar 267,134,000	United States Dollar 9,228,702	Australia and New Zealand Banking Group Limited	186,066
2/25/13	New Taiwan Dollar 267,116,000	United States Dollar 9,241,169	Australia and New Zealand Banking Group Limited	199,913
2/25/13	New Taiwan Dollar 280,471,000	United States Dollar 9,704,207	Barclays Bank PLC	210,915
2/28/13	British Pound Sterling 1,122,392	United States Dollar 1,795,726	State Street Bank and Trust Co.	15,853

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	$(37,124)
3/4/13	Brazilian Real 18,448,000	United States Dollar 9,228,153	BNP Paribas SA	(7,854)
3/7/13	New Taiwan Dollar 963,706,000	United States Dollar 33,282,887	Barclays Bank PLC	666,379
3/8/13	New Taiwan Dollar 592,479,000	United States Dollar 20,488,243	Barclays Bank PLC	435,090
3/8/13	New Taiwan Dollar 622,104,000	United States Dollar 21,511,947	HSBC Bank USA	456,101
3/8/13	South African Rand 182,727,000	United States Dollar 20,993,934	Standard Bank	654,640
3/8/13	South African Rand 177,844,919	United States Dollar 20,444,295	Standard Chartered Bank	648,424
3/11/13	Euro 30,256,745	United States Dollar 39,545,566	Bank of America	(1,545,298)
3/11/13	Euro 1,820,000	United States Dollar 2,353,606	Goldman Sachs International	(118,087)
3/11/13	Euro 78,784,000	United States Dollar 101,913,013	Goldman Sachs International	(5,081,397)
3/11/13	South African Rand 71,615,725	United States Dollar 8,093,544	Credit Suisse International	125,270
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	(88,846)
3/19/13	Euro 9,680,000	United States Dollar 12,750,157	Goldman Sachs International	(396,562)
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	(54,155)
3/28/13	New Zealand Dollar 65,858,776	United States Dollar 54,949,270	Goldman Sachs International	(128,939)
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	(60,462)
4/15/13	Hungarian Forint 3,724,700,000	Euro 12,408,222	JPMorgan Chase Bank	(283,180)
4/15/13	Hungarian Forint 2,162,266,643	Euro 7,263,728	Standard Chartered Bank	(82,221)

				$(13,594,357)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 4,455,400,000	Euro 15,058,750	Credit Suisse International	$233,640
2/1/13	Sri Lanka Rupee 60,902,843	United States Dollar 482,208	Standard Chartered Bank	(191)
2/5/13	Romanian Leu 19,300,000	Euro 4,399,663	Bank of America	4,722
2/5/13	Euro 4,399,663	United States Dollar 5,976,942	Goldman Sachs International	(3,041)
2/5/13	Philippine Peso 207,040,000	United States Dollar 5,031,104	Standard Chartered Bank	57,302
2/11/13	Swedish Krona 304,603,890	Euro 35,490,988	Credit Suisse International	(289,010)
2/14/13	Serbian Dinar 263,540,000	Euro 2,360,412	Citibank NA	739

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/19/13	Hong Kong Dollar 85,165,748	United States Dollar 10,990,689	Goldman Sachs International	$(8,605)
2/19/13	Indian Rupee 390,229,000	United States Dollar 7,265,481	Bank of America	47,827
2/19/13	Indian Rupee 543,121,000	United States Dollar 10,113,985	Citibank NA	64,683
2/19/13	Malaysian Ringgit 12,686,000	United States Dollar 4,136,829	Goldman Sachs International	(57,729)
2/19/13	Singapore Dollar 43,865,000	United States Dollar 35,801,441	Citibank NA	(360,040)
2/19/13	South Korean Won 23,154,572,000	United States Dollar 21,477,202	Goldman Sachs International	(224,744)
2/19/13	Yuan Offshore Renminbi 33,295,000	United States Dollar 5,316,142	Goldman Sachs International	40,273
2/19/13	Yuan Offshore Renminbi 36,800,000	United States Dollar 5,875,309	Standard Chartered Bank	44,982
2/20/13	New Turkish Lira 41,563,673	United States Dollar 23,236,805	Bank of America	338,761
2/20/13	Yuan Offshore Renminbi 83,489,000	United States Dollar 13,281,737	Bank of America	148,875
2/20/13	Yuan Offshore Renminbi 160,778,500	United States Dollar 25,573,115	Barclays Bank PLC	290,815
2/22/13	Malaysian Ringgit 13,972,000	United States Dollar 4,630,016	Nomura International PLC	(138,340)
2/22/13	New Taiwan Dollar 199,254,000	United States Dollar 6,893,409	Barclays Bank PLC	(148,550)
2/22/13	New Taiwan Dollar 19,545,196	United States Dollar 659,865	Deutsche Bank	1,751
2/22/13	New Taiwan Dollar 337,027,804	United States Dollar 11,386,074	Standard Chartered Bank	22,506
2/22/13	New Taiwan Dollar 174,555,000	United States Dollar 6,038,921	Standard Chartered Bank	(130,136)
2/22/13	Singapore Dollar 7,671,000	United States Dollar 6,259,869	Deutsche Bank	(61,993)
2/22/13	Singapore Dollar 7,512,242	United States Dollar 6,129,815	Nomura International PLC	(60,210)
2/22/13	South Korean Won 8,990,339,000	United States Dollar 8,485,775	Barclays Bank PLC	(234,851)
2/22/13	South Korean Won 8,648,945,000	United States Dollar 8,163,772	Nomura International PLC	(226,164)
2/22/13	Yuan Offshore Renminbi 41,755,000	United States Dollar 6,652,593	BNP Paribas SA	63,515
2/22/13	Yuan Offshore Renminbi 45,856,000	United States Dollar 7,306,798	Deutsche Bank	68,938
2/22/13	Yuan Offshore Renminbi 45,640,000	United States Dollar 7,271,800	HSBC Bank USA	69,192
2/25/13	Yuan Renminbi 96,431,000	United States Dollar 15,334,743	Nomura International PLC	51,566
2/26/13	South Korean Won 17,638,144,000	United States Dollar 16,390,804	Bank of America	(205,600)
2/28/13	Mexican Peso 2,820,000	United States Dollar 221,771	HSBC Bank USA	(504)
2/28/13	Mexican Peso 220,659,713	United States Dollar 16,915,531	Toronto-Dominion Bank	398,192
2/28/13	Philippine Peso 355,650,000	United States Dollar 8,738,544	Citibank NA	(2,170)
2/28/13	Yuan Renminbi 55,842,300	United States Dollar 8,886,992	JPMorgan Chase Bank	13,233
2/28/13	Yuan Renminbi 55,842,300	United States Dollar 8,884,164	Standard Chartered Bank	16,061

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/1/13	Yuan Renminbi 168,354,000	United States Dollar 26,795,162	JPMorgan Chase Bank	$27,459
3/8/13	South Korean Won 5,772,226,000	United States Dollar 5,403,947	Nomura International PLC	(109,439)
3/14/13	Philippine Peso 494,200,000	United States Dollar 12,063,663	BNP Paribas SA	78,988
3/22/13	Indian Rupee 686,037,000	United States Dollar 12,601,361	JPMorgan Chase Bank	181,719
3/22/13	Indian Rupee 826,451,000	United States Dollar 15,179,139	Nomura International PLC	220,307
3/22/13	Indian Rupee 680,256,000	United States Dollar 12,494,026	Standard Chartered Bank	181,335
3/28/13	Indian Rupee 276,100,000	United States Dollar 5,085,042	Citibank NA	54,401
3/28/13	Indian Rupee 296,300,000	United States Dollar 5,455,064	Deutsche Bank	60,390
4/15/13	Indian Rupee 842,492,060	United States Dollar 15,177,166	Nomura International PLC	458,924
4/15/13	Indian Rupee 1,381,641,940	United States Dollar 24,885,258	Standard Chartered Bank	757,094
4/15/13	South Korean Won 9,658,374,000	United States Dollar 9,040,459	Bank of America	(198,704)
4/15/13	South Korean Won 8,516,626,000	United States Dollar 7,969,519	Nomura International PLC	(172,976)
4/17/13	Peruvian New Sol 26,442,000	United States Dollar 10,389,784	Bank of America	(148,458)
4/17/13	Peruvian New Sol 12,480,000	United States Dollar 4,908,555	Deutsche Bank	(74,890)
4/17/13	Peruvian New Sol 6,688,000	United States Dollar 2,629,789	Standard Chartered Bank	(39,441)
4/17/13	Peruvian New Sol 13,774,000	United States Dollar 5,414,308	Toronto-Dominion Bank	(79,461)
4/18/13	Peruvian New Sol 7,400,000	United States Dollar 2,907,662	Bank of America	(41,615)
4/30/13	Norwegian Krone 133,148,315	Euro 17,879,937	BNP Paribas SA	1,277
4/30/13	Norwegian Krone 133,148,315	Euro 17,879,457	Deutsche Bank	1,930
4/30/13	Peruvian New Sol 41,519,050	United States Dollar 16,224,717	Deutsche Bank	(148,788)
5/2/13	Peruvian New Sol 20,597,180	United States Dollar 8,059,941	Standard Chartered Bank	(85,212)
6/14/13	Russian Ruble 135,323,000	United States Dollar 4,289,500	Bank of America	127,685
6/14/13	Russian Ruble 129,677,000	United States Dollar 4,112,161	Citibank NA	120,729
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,145,733	HSBC Bank USA	183,540
9/16/13	Russian Ruble 68,398,000	United States Dollar 2,138,440	JPMorgan Chase Bank	63,519
12/16/13	Russian Ruble 146,357,000	United States Dollar 4,517,889	Credit Suisse International	130,430
12/16/13	Russian Ruble 118,493,000	United States Dollar 3,660,298	Goldman Sachs International	103,056

				$1,479,494

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/13	244 CAC 40 Index	Short	$(12,283,074)	$(12,362,587)	$(79,513)
2/13	102 Gold	Short	(17,474,544)	(16,938,120)	536,424
2/13	395 Hang Seng H-Shares	Long	30,591,185	30,933,704	342,519
3/13	236 Dow Jones Euro Stoxx 50 Index	Short	(8,491,687)	(8,687,156)	(195,469)
3/13	742 Euro-Bobl	Short	(128,122,284)	(126,621,126)	1,501,158
3/13	18 Euro-Bund	Short	(3,539,325)	(3,468,095)	71,230
3/13	60 Euro-Schatz	Short	(9,025,438)	(8,981,445)	43,993
3/13	41 Japan 10-Year Bond	Short	(64,895,183)	(64,697,906)	197,277
3/13	42 U.S. 10-Year Deliverable Interest Rate Swap	Short	(4,253,656)	(4,161,281)	92,375
4/13	401 Platinum	Long	32,611,805	33,591,770	979,965

					$3,489,959

CAC 40 Index: Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75%	12/16/16	$60,067
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(285,529)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	95,960
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(111,699)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	79,328
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(95,237)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	107,416
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(135,165)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	6,480
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	819
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(41,073)
Bank of America	HUF	233,000	Pays	6-month HUF BUBOR	5.13	1/10/17	2,135
Bank of America	HUF	233,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(109,814)
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	2,522
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	105,105
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(158,749)
Bank of America	NZD	12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	(62,958)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	235,006
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	92,673
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	196,815
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	185,375

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83%	11/14/17	$24,789
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(27,029)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	219,332
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	117,257
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	130,167
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	226,962
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	118,387
BNP Paribas NA	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	190,710
BNP Paribas NA	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	22,571
BNP Paribas NA	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	99,186
Citibank NA	NZD	19,788	Pays	3-month NZD Bank Bill	3.97	8/13/22	227,118
Citibank NA	NZD	15,674	Pays	3-month NZD Bank Bill	3.90	8/13/22	92,336
Citibank NA	NZD	17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	78,556
Citibank NA	NZD	13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	15,422
Citibank NA	NZD	20,593	Pays	3-month NZD Bank Bill	3.80	8/30/22	(16,712)
Citibank NA	NZD	7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	(35,944)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	331,266
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	135,770
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	26,526
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	89,277
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	95,476
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	39,842
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	33,407
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	95,260
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	146,947
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(178,715)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	4,434
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	37,699
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(43,868)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	32,709
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(39,035)
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	2,150
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	948
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(187,776)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	2,464
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(216,965)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	58,773
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(80,097)
Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	24,541
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(82,200)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	120,251
Credit Suisse International	USD	3,665	Receives	3-month USD-LIBOR-BBA	1.81	10/23/22	50,605
Credit Suisse International	USD	626	Receives	3-month USD-LIBOR-BBA	1.75	11/6/22	13,101
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	58,617
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(87,802)
Deutsche Bank	NZD	14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	(59,910)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34%	7/30/17	$134,530
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	336,625
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	181,772
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	118,848
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	112,108
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	22,976
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	65,763
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	481,128
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(569,110)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	158,779
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(193,963)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(241,293)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	198,295
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(229,286)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	3,441
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(232,432)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	852
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(100,319)
JPMorgan Chase Bank	MXN	11,728,900	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(371,870)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	87,288
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	200,825
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(236,894)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	83,045
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(97,945)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	143,578
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(173,804)

							$1,959,217

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

USD	-	United States Dollar

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$6,951	5.00	%(1)	6/20/13	43.10%	$(874,743)	$(16,963)	$(891,706)
Argentina	Bank of America	12,107	5.00	(1)	6/20/13	43.10	(1,523,530)	(12,953)	(1,536,483)
Argentina	Credit Suisse International	667	5.00	(1)	6/20/13	43.10	(83,910)	(713)	(84,623)
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	43.10	(435,905)	(8,728)	(444,633)
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	43.10	(446,979)	(6,354)	(453,333)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	43.10	(464,093)	(9,292)	(473,385)
Argentina	Deutsche Bank	964	5.00	(1)	6/20/13	43.10	(121,308)	(2,429)	(123,737)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	43.10	(405,125)	(8,107)	(413,232)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	43.10	(436,459)	(11,876)	(448,335)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.16	(10,676)	15,543	4,867
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.16	(2,978)	4,137	1,159
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.61	(195,079)	227,855	32,776
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.61	(130,053)	70,604	(59,449)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.61	(380,794)	174,617	(206,177)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.61	(684,597)	416,958	(267,639)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.16	(12,818)	20,721	7,903
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.16	(7,631)	12,440	4,809
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.61	(130,053)	126,560	(3,493)
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.61	(65,287)	59,150	(6,137)
South Africa	BNP Paribas SA	4,190	1.00	(1)	9/20/17	1.61	(108,985)	102,327	(6,658)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.10	(6,468)	70,705	64,237
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.16	(16,014)	28,458	12,444
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.16	(6,693)	10,243	3,550
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.16	(2,979)	4,863	1,884
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.21	(47,957)	88,414	40,457
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.21	(43,162)	44,992	1,830
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.61	(96,239)	121,793	25,554
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.61	(126,412)	164,001	37,589
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.61	(148,260)	173,170	24,910
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.61	(390,158)	487,281	97,123
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.61	(79,852)	98,419	18,567
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.67	(79,383)	61,290	(18,093)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.61	(130,053)	124,420	(5,633)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.67	(74,974)	60,160	(14,814)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.67	(213,526)	148,818	(64,708)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.61	(195,079)	186,630	(8,449)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.61	(26,010)	14,153	(11,857)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.67	(227,051)	178,747	(48,304)
Spain	Deutsche Bank	1,100	1.00	(1)	3/20/13	1.12	1,145	4,219	5,364
Turkey	BNP Paribas SA	4,800	1.00	(1)	9/20/22	1.78	(306,550)	298,165	(8,385)
Turkey	BNP Paribas SA	10,000	1.00	(1)	9/20/22	1.78	(638,645)	558,541	(80,104)
Turkey	BNP Paribas SA	15,456	1.00	(1)	9/20/22	1.78	(987,090)	887,391	(99,699)
Markit CDX North America High Yield Index	Barclays Bank PLC	1,670	5.00	(1)	12/20/17	4.46	47,914	1,950	49,864
Markit CDX North America High Yield Index	Citibank NA	10,350	5.00	(1)	12/20/17	4.46	296,954	6,042	302,996

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	Deutsche Bank	$13,000	5.00	%(1)	12/20/17	4.46%	$372,985	$354,284	$727,269
Markit CDX North America High Yield Index	Deutsche Bank	12,460	5.00	(1)	12/20/17	4.46	357,493	14,547	372,040
Markit CDX North America High Yield Index	JPMorgan Chase Bank	9,130	5.00	(1)	12/20/17	4.46	261,951	21,318	283,269

Total		$286,639					$(9,025,116)	$5,366,511	$(3,658,605)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$145,970	$(115,592)	$30,378
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	38,618	(35,754)	2,864
Brazil	Bank of America	533	1.00	(1)	12/20/20	16,914	(15,317)	1,597
Brazil	Bank of America	280	1.00	(1)	12/20/20	8,886	(7,698)	1,188
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	45,377	(42,992)	2,385
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,241,574	(1,317,630)	(76,056)
Brazil	Barclays Bank PLC	15,000	1.00	(1)	6/20/22	639,503	(1,314,864)	(675,361)
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	71,567	(88,289)	(16,722)
Brazil	Citibank NA	270	1.00	(1)	12/20/20	8,568	(7,510)	1,058
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	410,537	(410,267)	270
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	567,905	(1,112,001)	(544,096)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	35,474	(36,356)	(882)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	71,567	(74,682)	(3,115)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	8,885	(7,788)	1,097
China	Bank of America	6,100	1.00	(1)	3/20/17	(124,869)	(150,488)	(275,357)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(206,260)	(226,210)	(432,470)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(75,741)	(78,944)	(154,685)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(88,023)	(91,746)	(179,769)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Bank of America	$3,900	1.00	%(1)	9/20/21	$82,210	$(151,206)	$(68,996)
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	51,451	(109,418)	(57,967)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	54,023	(155,894)	(101,871)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	64,314	(163,254)	(98,940)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	53,509	(155,783)	(102,274)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	105,475	(255,842)	(150,367)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(61,165)	(213,230)	(274,395)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	63,028	(113,888)	(50,860)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	51,451	(148,471)	(97,020)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	51,451	(163,721)	(112,270)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(33,348)	(117,877)	(151,225)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	181,073	(319,865)	(138,792)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	94,225	(173,305)	(79,080)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	102,902	(242,955)	(140,053)
Croatia	BNP Paribas SA	2,000	1.00	(1)	12/20/17	151,396	(131,554)	19,842
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	378,487	(332,472)	46,015
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	113,546	(97,485)	16,061
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	151,395	(130,325)	21,070
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(165,168)	24,076
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(168,365)	20,879
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	104,842	(87,306)	17,536
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	120,738	(107,513)	13,225
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	540,999	(450,343)	90,656
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	132,326	(50,420)	81,906
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	216,812	(77,394)	139,418
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	219,357	(83,588)	135,769
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	468,232	(133,855)	334,377
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	119,241	(266,860)	(147,619)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	59,621	(133,419)	(73,798)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	165,611	(371,955)	(206,344)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	112,616	(250,905)	(138,289)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	225,232	(499,970)	(274,738)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	59,621	(133,419)	(73,798)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	194,463	(184,760)	9,703
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	745,587	(737,580)	8,007
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	745,520	(737,847)	7,673
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	170,519	(173,903)	(3,384)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(55,124)	41,264	(13,860)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	48,909	(115,414)	(66,505)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	100,649	(269,859)	(169,210)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	25,741	(72,395)	(46,654)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	32,177	(77,969)	(45,792)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	48,909	(116,829)	(67,920)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	51,998	(137,918)	(85,920)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	47,622	(136,520)	(88,898)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	100,392	(249,208)	(148,816)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	48,909	(116,839)	(67,930)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	50,196	(144,616)	(94,420)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(19,861)	(11,269)	(31,130)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(28,373)	(15,093)	(43,466)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(34,047)	(27,498)	(61,545)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Barclays Bank PLC	$1,000	1.00	%(1)	3/20/16	$(14,145)	$(12,530)	$(26,675)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(19,804)	(12,509)	(32,313)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(22,633)	(11,089)	(33,722)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(22,633)	(16,561)	(39,194)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(29,706)	(20,445)	(50,151)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(35,363)	(30,763)	(66,126)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(93,908)	(95,947)	(189,855)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(28,291)	(20,112)	(48,403)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(79,213)	(173,880)	(253,093)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(14,187)	(8,618)	(22,805)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(18,443)	(10,481)	(28,924)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(32,629)	(19,750)	(52,379)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(28,291)	(20,690)	(48,981)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(14,187)	(7,208)	(21,395)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(36,778)	(28,417)	(65,195)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	379,063	(644,441)	(265,378)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,010,300	(2,057,556)	(47,256)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	247,507	(106,261)	141,246
South Africa	Bank of America	890	1.00	(1)	12/20/20	69,054	(27,028)	42,026
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,685,339	(1,989,457)	695,882
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,493,669	(999,202)	494,467
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	510,133	(360,847)	149,286
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	765,199	(713,272)	51,927
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	297,164	(122,823)	174,341
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	176,902	(68,984)	107,918
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	316,282	(253,134)	63,148
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	749,313	(622,788)	126,525
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	316,283	(260,083)	56,200
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	354,391	(240,250)	114,141
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	371,262	(162,358)	208,904
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	155,178	(67,079)	88,099
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	69,054	(28,737)	40,317
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	658,008	(291,250)	366,758
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	731,120	(379,288)	351,832
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,839,151	(1,658,920)	180,231
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	377,498	(365,382)	12,116
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	581,551	(538,746)	42,805
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	495,849	(461,329)	34,520
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,530,399	(1,424,648)	105,751
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	313,222	(282,418)	30,804
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	278,571	(254,069)	24,502
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	263,101	(230,436)	32,665
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	102,027	(74,671)	27,356
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	796,776	(715,180)	81,596
Spain	Bank of America	2,400	1.00	(1)	9/20/20	289,571	(204,061)	85,510
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	292,105	(180,346)	111,759
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	483,934	(318,846)	165,088
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	136,494	(88,269)	48,225
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	397,073	(375,224)	21,849
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	653,885	(414,144)	239,741
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	653,608	(466,499)	187,109
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	700,612	(907,233)	(206,621)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	280,288	(277,605)	2,683
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	653,886	(452,186)	201,700
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	434,299	(328,165)	106,134
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,535,973	(2,790,854)	(1,254,881)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America		$1,000	1.00	%(1)	3/20/16	$(14,974)	$(2,907)	$(17,881)
Thailand	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	(20,964)	(6,048)	(27,012)
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	(44,924)	(1,748)	(46,672)
Thailand	Citibank NA		7,900	1.00	(1)	12/20/16	(91,209)	(242,898)	(334,107)
Thailand	Goldman Sachs International		4,100	1.00	(1)	3/20/16	(61,396)	(21,403)	(82,799)
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	(49,142)	(22,684)	(71,826)
Tunisia	Barclays Bank PLC		970	1.00	(1)	9/20/17	91,596	(82,606)	8,990
Tunisia	Barclays Bank PLC		1,000	1.00	(1)	9/20/17	94,429	(81,112)	13,317
Tunisia	Deutsche Bank		3,800	1.00	(1)	6/20/17	336,861	(263,679)	73,182
Tunisia	Deutsche Bank		2,150	1.00	(1)	6/20/17	190,593	(157,472)	33,121
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	198,299	(157,861)	40,438
Tunisia	Goldman Sachs International		2,250	1.00	(1)	9/20/17	212,464	(178,025)	34,439
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	198,300	(174,790)	23,510
Tunisia	JPMorgan Chase Bank		4,520	1.00	(1)	9/20/17	426,817	(385,644)	41,173
Tunisia	Morgan Stanley & Co. International PLC		500	1.00	(1)	6/20/17	44,324	(36,596)	7,728
Tunisia	Nomura International PLC		3,400	1.00	(1)	12/20/17	340,141	(339,794)	347
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	15,050	1.00	(1)	12/20/17	398,145	(772,356)	(374,211)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	8,166	5.00	(1)	12/20/17	(1,323,818)	814,329	(509,489)

							$35,550,222	$(39,381,769)	$(3,831,547)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $286,639,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	$2,201

				$2,201

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$(45,135)
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	(138,872)
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	(329,712)
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	(365,553)
Citibank NA	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	(225,339)
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	(627,596)
Deutsche Bank	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	(647,408)
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	(1,290,331)
Deutsche Bank	TRY	13,388	7,517	3-month USD- LIBOR-BBA	7.00	8/18/21	(890,146)

							$(4,560,092)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	10,798,200	KRW	—	$6,968,940
Options written		—		109,662,560	1,378,213

Outstanding, end of period	INR	10,798,200	KRW	109,662,560	$8,347,153

INR	-	Indian Rupee

KRW	-	South Korean Won

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfilio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$227,037	$—
Commodity	Futures Contracts*	1,516,389	—
Commodity	Put Options Purchased	1,048,290	—

		$2,791,716	$—

Credit	Credit Default Swaps	$39,712,113	$(13,187,007)

		$39,712,113	$(13,187,007)

Equity Price	Futures Contracts*	$342,519	$(274,982)

		$342,519	$(274,982)

Foreign Exchange	Currency Options Purchased	$7,196,726	$—
Foreign Exchange	Currency Options Written	—	(4,769,511)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,112,599	(23,227,462)
Foreign Exchange	Total Return Swaps	2,201	—

		$18,311,526	$(27,996,973)

Interest Rate	Cross-Currency Swaps	$—	$(4,560,092)
Interest Rate	Futures Contracts*	1,906,033	—
Interest Rate	Interest Rate Swaps	6,462,410	(4,503,193)
Interest Rate	Interest Rate Swaptions	332,856	—

		$8,701,299	$(9,063,285)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,429,595,127

Gross unrealized appreciation	$46,029,480
Gross unrealized depreciation	(10,752,777)

Net unrealized appreciation	$35,276,703

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$505,602,065	$—	$505,602,065
Collateralized Mortgage Obligations	—	36,567,950	—	36,567,950
Mortgage Pass-Throughs	—	6,663,991	—	6,663,991
Common Stocks	—	20,933,871 *	—	20,933,871
Precious Metals	29,706,594	—	—	29,706,594
Currency Call Options Purchased	—	5,862,168	—	5,862,168
Currency Put Options Purchased	—	1,334,558	—	1,334,558
Interest Rate Swaptions	—	332,856	—	332,856
Put Options Purchased	1,048,290	—	—	1,048,290
Short-Term Investments -
Foreign Government Securities	—	454,879,600	—	454,879,600
U.S. Treasury Obligations	—	15,999,920	—	15,999,920
Repurchase Agreements	—	144,910,851	—	144,910,851
Other	—	241,029,116	—	241,029,116
Total Investments	$30,754,884	$1,434,116,946	$—	$1,464,871,830
Forward Commodity Contracts	$—	$227,037	$—	$227,037
Forward Foreign Currency Exchange Contracts	—	11,112,599		11,112,599
Swap Contracts	—	46,176,724	—	46,176,724
Futures Contracts	3,764,941	—	—	3,764,941
Total	$34,519,825	$1,491,633,306	$—	$1,526,153,131

Liability Description
Currency Call Options Written	$—	$(3,393,432)	$—	$(3,393,432)
Currency Put Options Written	—	(1,376,079)	—	(1,376,079)
Securities Sold Short	—	(158,551,223)	—	(158,551,223)
Forward Foreign Currency Exchange Contracts	—	(23,227,462)	—	(23,227,462)
Swap Contracts	—	(22,250,292)	—	(22,250,292)
Futures Contracts	(274,982)	—	—	(274,982)
Total	$(274,982)	$(208,798,488)	$—	$(209,073,470)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013